DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
	Year ended December 31,
Discontinued Operations	2018	2017
Cash and Cash Equivalents	$16,747	$38,790
Inventory, net	223,000	593,223
Total Current Assets – Discontinued Operations	239,747	632,014
Property and Equipment, net	49,347	57,835
Intangible Assets, net	—	491,508
Prepaid Rents	—	50,417
Other Assets	11,123	20,906
Total Other Assets – Discontinued Operations	60,470	620,666
Total Assets - Discontinued Operations	300,217	1,252,680
Accounts Payable	127,512	264,711
Accrued Expenses	—	10,856
Deferred Rents	16,417	18,886
Total Current Liabilities – Discontinued Operations	143,929	294,453
Net Assets (Liabilities) Discontinued Operations	$156,288	$958,227

	Year ended December 31,
	2018	2017
Revenues	$1,268,657	$2,577,331
Cost of revenue	974,873	1,904,586
Gross profit	293,784	672,745

Selling general, and administrative expenses	1,388,087	1,096,744

Loss from operations - discontinued operations	(1,094,303)	(424,999)

Other income (expense)	1,553	(392)

Loss from discontinued operations	$(1,092,750)	$(424,391)

Basic and fully diluted net loss per share	$(0.02)	$(0.01)

	Year ended December 31,
Cash (used in) provided by operations for discontinued operations:	2018	2017
Loss from discontinued operations	$(1,092,750)	$(424,391)
Depreciation	13,069	12,179
Amortization of website acquisitions and intangibles	165,066	135,798
Impairment of website acquisitions and intangibles assets	326,442	61,029
Provision for bad debts	1,437	—
Product refund reserve	(21,000)	11,580
Provision for inventory reserve	(27,448)	22,448
Change in Assets and Liabilities Classified as Discontinued Operations:
Inventory	457,759	426,688
Deposits	8,765
Prepaid rents	50,417	46,523
Accounts payable	(137,200)	197,351
Accrued Expenses	(10,856)	10,151
Deferred Rents	(2,468)	18,886
Change in cash (used in) provided by discontinued operations	$(268,767)	$518,242
Cash used in investing activities for discontinued operations:
Purchase of property and equipment included in discontinued operations	$—	$(16.299)
Net decrease in cash and cash equivalents from discontinued operations	$(22,043)	$21,076